Goodwill - Schedule of Carrying Amount of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Goodwill [Abstract]
Beginning balance
Increase due to acquisition of RBSB	196,174
Impairment loss	(196,174)
Ending balance